                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------


Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one.):[     ] is a restatement.
                                    [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Chesley, Taft & Associates, LLC
Address:          10 South LaSalle Street, Suite 3250
                  Chicago, Illinois 60603




Form 13F File Number:  28-10082


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260


Signature, Place, and Date of Signing:

   /s/ Faris F. Chesley             Chicago, Illinois           February 5, 2003



Report Type (Check only one.):


[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE








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                              FORM 13F SUMMARY PAGE

Report Summary:





Number of Other Included Managers:       0


Form 13F Information Table Entry Total:  76


Form 13F Information Table Value Total:  181314
                                        (thousands)





List of Other Included Managers:  NONE





Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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                           FORM 13F INFORMATION TABLE


                                                                                                        VOTING AUTHORITY
                         TITLE OF             VALUE     SHRS OR      SH/   PUT/   INVESTMENT  OTHER
NAME OF ISSUER            CLASS     CUSIP    (x$1000)   PRN AMT      PRN   CALL   DISCRETION  MANAGERS  SOLE      SHARED     NONE
3M Company                 COM    88579Y101    2892      23453        SH             Sole               23153                 300
Abbott Labs                COM    002824100    911       22765        SH             Sole               16165                 6600
Affiliated Computer        COM    008190100    5590      106185       SH             Sole               53585                 52600
Services
Alcon, Inc.                COM    H01301102    2964      75125        SH             Sole               2675                  72450
Altera Corp                COM    021441100    587       47618        SH             Sole               47618
American International     COM    026874107    2154      37238        SH             Sole               36413                 825
Group
AmerisourceBergen          COM    03073E105    983       18110        SH             Sole               910                   17200
Corporation
Amgen                      COM    031162100    2122      43910        SH             Sole               42210                 1700
BP PLC ADR F Sponsored     COM    055622104    483       11879        SH             Sole               6962                  4917
ADR
Bank of America Corp       COM    060505104    2563      36836        SH             Sole               3062                  33774
Bank One Corp              COM    06423A103    929       25416        SH             Sole               750                   24666
Brinker International      COM    109641100    5864      181825       SH             Sole               66675                 115150
Inc.
Bristol Meyers Squibb Co   COM    110122108    281       12108        SH             Sole               3619                  8489
CVS Corp. Com              COM    126650100    1189      47600        SH             Sole                                     47600
Cardinal Health            COM    14149Y108    8661      146316       SH             Sole               56966                 89350
Caremark RX Inc            COM    141705103    4098      252200       SH             Sole                                     252200
Cendant Corporation        COM    151313103    3569      340625       SH             Sole               129525                211100
Century Telephone          COM    156700106    439       14928        SH             Sole               14928
Enterprises


                                                                                                        VOTING AUTHORITY
                         TITLE OF             VALUE     SHRS OR      SH/   PUT/   INVESTMENT  OTHER
NAME OF ISSUER            CLASS     CUSIP    (x$1000)   PRN AMT      PRN   CALL   DISCRETION  MANAGERS  SOLE      SHARED     NONE
Certegy Inc.               COM    156880106    2113      86050        SH             Sole                                     86050
Cisco Systems              COM    17275R102    2252      171908       SH             Sole               170108                1800
Citigroup Inc.             COM    172967101    7552      214619       SH             Sole               81256                 133363
Coca-Cola Co               COM    191216100    484       11035        SH             Sole               10130                 905
Colgate Palmolive Company  COM    194162103    2915      55602        SH             Sole               55602
Commerce Bancshares        COM    200525103    251       6380         SH             Sole                                     6380
Concord EFS Inc.           COM    206197105    3170      201390       SH             Sole               1940                  199450
Consolidated-Tomoka Land   COM    210226106    365       18977        SH             Sole                                     18977
Co.
Exxon Mobil Corp           COM    30231G102    5657      161917       SH             Sole               76614                 85303
First Data Corp            COM    319963104    4538      128135       SH             Sole               67965                 60170
First Virginia Banks       COM    337477103    216       5812         SH             Sole               5812
Fiserv Inc.                COM    337738108    543       15986        SH             Sole               15986
Fortune Brands/Formerly    COM    349631101    298       6410         SH             Sole               6410
Americ
General Dynamics Corp      COM    369550108    2135      26900        SH             Sole               300                   26600
General Electric Co.       COM    369604103    2127      87327        SH             Sole               69427                 17900
Genesee & Wyoming, Inc.    COM    371559105    262       12875        SH             Sole                                     12875
Grainger WW Inc.           COM    384802104    225       4355         SH             Sole               4355
Harley Davidson Inc.       COM    412822108    1449      31351        SH             Sole               20906                 10445
Illinois Tool Works        COM    452308109    1432      22081        SH             Sole               21881                 200
Intel Corporation          COM    458140100    2282      146510       SH             Sole               139798                6712
International Business     COM    459200101    2625      33863        SH             Sole               25183                 8680
Machine
Johnson & Johnson          COM    478160104    12918     240521       SH             Sole               90062                 150459
Johnson Controls           COM    478366107    1650      20572        SH             Sole               20440                 132



                                                                                                        VOTING AUTHORITY
                         TITLE OF             VALUE     SHRS OR      SH/   PUT/   INVESTMENT  OTHER
NAME OF ISSUER            CLASS     CUSIP    (x$1000)   PRN AMT      PRN   CALL   DISCRETION  MANAGERS  SOLE      SHARED     NONE
Kimberly Clark             COM    494368103    416       8770         SH             Sole               8170                  600
Corporation
Kohls Corp                 COM    500255104    1783      31865        SH             Sole               31865
Laboratory Corp            COM    50540R409    1423      61250        SH             Sole                                     61250
Linear Technology Corp     COM    535678106    578       22475        SH             Sole               22475
Lowes Companies Inc.       COM    548661107    1892      50450        SH             Sole                                     50450
MBNA Corp                  COM    552621100    2783      146327       SH             Sole               143434                2893
MGIC Investment Corp-Wisc  COM    552848103    3106      75190        SH             Sole               17040                 58150
Medtronic Inc.             COM    585055106    3417      74950        SH             Sole               68650                 6300
Mellon Financial Group     COM    58551A108    1749      67000        SH             Sole               1800                  65200
Merck                      COM    589331107    1390      24559        SH             Sole               21247                 3312
Microsoft Corporation      COM    594918104    9469      183142       SH             Sole               86473                 96669
Northern Trust Company     COM    665859104    289       8240         SH             Sole               8240
Nurses Network Com         COM    670577105    0         34482        SH             Sole                                     34482
Inc/Frmrly
Oxford Health Plans        COM    691471106    200       5500         SH             Sole                                     5500
Paychex, Inc.              COM    704326107    207       7415         SH             Sole               6850                  565
Pepsico Inc.               COM    713448108    2842      67306        SH             Sole               65556                 1750
Performance Food Group     COM    713755106    5493      161767       SH             Sole                                     161767
Company
Pfizer, Inc.               COM    717081103    8029      262636       SH             Sole               124346                138290
Philip Morris Companies    COM    718154107    285       7033         SH             Sole               5033                  2000
Procter And Gamble         COM    742718109    2114      24590        SH             Sole               20940                 3650
Quest Diagnostics, Inc.    COM    74834L100    1499      26350        SH             Sole                                     26350
Raytheon Co                COM    755111507    1336      43450        SH             Sole               2800                  40650
SBC Communications Inc     COM    78387G103    391       14447        SH             Sole               11147                 3300


                                                                                                        VOTING AUTHORITY
                         TITLE OF             VALUE     SHRS OR      SH/   PUT/   INVESTMENT  OTHER
NAME OF ISSUER            CLASS     CUSIP    (x$1000)   PRN AMT      PRN   CALL   DISCRETION  MANAGERS  SOLE      SHARED     NONE
Sara Lee Corp.             COM    803111103    484       21517        SH             Sole               18211                 3306
Servicemaster Co. (The)    COM    81760N109    178       16050        SH             Sole                                     16050
Starbucks Corp             COM    855244109    2567      125968       SH             Sole               125968
Sun Microsystems           COM    866810104    306       98341        SH             Sole                                     98341
Sysco Corp                 COM    871829107    5027      168763       SH             Sole               80570                 88193
Veridian Corp              COM    92342R203    2528      118465       SH             Sole               5720                  112745
Verizon Communications     COM    92343V104    1400      36127        SH             Sole               34108                 2019
Wachovia Corp              COM    929903102    349       9575         SH             Sole               9575
Wal Mart Stores, Inc.      COM    931142103    2598      51434        SH             Sole               50934                 500
Walgreen Company           COM    931422109    4126      141376       SH             Sole               69316                 72060
Wells Fargo & Co.          COM    949746101    6878      146762       SH             Sole               62562                 84200
William Wrigley Jr Co      COM    982526105    444       8097         SH             Sole                                     8097
